Reconciliation of profit before taxation to headline operating profit	6 Months Ended
Jun. 30, 2025
Reconciliation of operating profit to headline operating profit [Abstract]
Reconciliation of profit before taxation to headline operating profit	. Reconciliation of profit before taxation to headline operating profit

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
	£m	£m
Profit before taxation	98	338
Finance and investment income	(49)	(74)
Finance costs	178	210
Revaluation and retranslation of financial instruments	11	(35)
Profit before interest and taxation	238	439
Earnings from associates	(17)	(16)
Operating profit	221	423
Goodwill impairment	116	—
Impairment of investments in associates	—	23
Amortisation and impairment of acquired intangible assets	32	57
Restructuring and transformation costs	32	131
Property-related restructuring costs[1]	13	22
Gains on disposal of investments and subsidiaries	(2)	(8)
Gains on disposal of property	—	(2)
Headline operating profit	412	646
[1] Property-related restructuring costs includes £5 million of property-related impairment charges (2024: £4 million).